VIRTUS KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Preferred Stock—1.2%
Information Technology—1.2%
Security Scorecard, Inc. Series E, 0.000%(1)(2)(3)	2,639,750	$41,348
Total Preferred Stock (Identified Cost $40,000)		41,348

Common Stocks—95.9%
Communication Services—0.8%
ZoomInfo Technologies, Inc. Class A(2)	534,182	27,868
Consumer Discretionary—20.3%
Domino’s Pizza, Inc.	108,304	50,523
DraftKings, Inc. Class A(2)	697,725	36,400
MercadoLibre, Inc.(2)	117,619	183,226
New Oriental Education & Technology Group, Inc. Sponsored ADR(2)	1,796,170	14,710
Olo, Inc. Class A(2)	563,050	21,052
Pool Corp.	159,159	73,000
Rollins, Inc.	1,127,475	38,560
Ross Stores, Inc.	444,301	55,093
SiteOne Landscape Supply, Inc.(2)	649,900	110,002
Trip.com Group Ltd. ADR(2)	1,541,869	54,675
Wynn Resorts Ltd.(2)	420,082	51,376
		688,617

Consumer Staples—8.4%
Brown-Forman Corp. Class B	788,717	59,106
Celsius Holdings, Inc.(2)	337,797	25,703
Freshpet, Inc.(2)	474,380	77,305
McCormick & Co., Inc.	338,322	29,881
Monster Beverage Corp.(2)	483,651	44,182
National Beverage Corp.	1,028,890	48,594
		284,771

Financials—8.0%
Goosehead Insurance, Inc. Class A	652,468	83,059
MarketAxess Holdings, Inc.	145,736	67,562
Signature Bank	287,250	70,563
T. Rowe Price Group, Inc.	256,124	50,705
		271,889

Health Care—11.5%
Elanco Animal Health, Inc.(2)	1,531,339	53,122
HealthEquity, Inc.(2)	921,842	74,190
IDEXX Laboratories, Inc.(2)	89,260	56,372
Mettler-Toledo International, Inc.(2)	38,431	53,240
Silk Road Medical, Inc.(2)	792,890	37,948
Teladoc Health, Inc.(2)	192,446	32,002
Treace Medical Concepts, Inc.(2)	718,025	22,445
Zoetis, Inc. Class A	326,017	60,757
		390,076

Industrials—12.0%
Acuity Brands, Inc.	181,369	33,922
CoStar Group, Inc.(2)	616,930	51,094
Equifax, Inc.	280,040	67,072
Fair Isaac Corp.(2)	184,987	92,989
Kansas City Southern	228,113	64,640
	Shares	Value

Industrials—continued
Lyft, Inc. Class A(2)	939,226	$56,805
Roper Technologies, Inc.	83,187	39,115
		405,637

Information Technology—34.9%
Amphenol Corp. Class A	803,900	54,995
Avalara, Inc.(2)	685,464	110,908
Bill.com Holdings, Inc.(2)	809,049	148,202
Coupa Software, Inc.(2)	102,339	26,824
Datadog, Inc. Class A(2)	543,609	56,579
DocuSign, Inc.(2)	464,458	129,848
Dynatrace, Inc.(2)	781,857	45,676
FleetCor Technologies, Inc.(2)	202,572	51,871
Gartner, Inc.(2)	337,417	81,722
nCino, Inc.(2)	867,259	51,966
Okta, Inc. Class A(2)	355,610	87,011
Paycom Software, Inc.(2)	224,256	81,510
Square, Inc. Class A(2)	213,905	52,150
Teradyne, Inc.	473,018	63,365
Trade Desk, Inc. (The) Class A(2)	1,308,630	101,236
Workday, Inc. Class A(2)	173,430	41,405
		1,185,268

Total Common Stocks (Identified Cost $2,034,950)		3,254,126

Total Long-Term Investments—97.1% (Identified Cost $2,074,950)		3,295,474

Short-Term Investment—2.7%
Money Market Mutual Fund—2.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	90,794,135	90,794
Total Short-Term Investment (Identified Cost $90,794)		90,794

TOTAL INVESTMENTS—99.8% (Identified Cost $2,165,744)		$3,386,268
Other assets and liabilities, net—0.2%		6,396
NET ASSETS—100.0%		$3,392,664

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is restricted.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Country Weightings†
United States	93%
Brazil	5
China	2
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$3,254,126	$3,254,126	$—
Preferred Stock	41,348	—	41,348
Money Market Mutual Fund	90,794	90,794	—
Total Investments	$3,386,268	$3,344,920	$41,348
There were no securities valued using significant observable inputs (Level 2) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stock
Investments in Securities
Balance as of September 30, 2020:	$ —	$ —
Change in unrealized appreciation (depreciation)(a)	1,348	1,348
Purchases	40,000	40,000
Balance as of June 30, 2021	$ 41,348	$ 41,348
(a) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2021, was $1,348.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2021:
Investments in Securities – Assets	Ending Balance at June 30, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
Security Scorecard, Inc. Series E	$41,348	Market and Company Comparables	EV Multiples	20.21x (8.86x - 67.54x)
				14.93x (7.59x - 52.51x)

See Notes to Schedule of Investments

VIRTUS KAR MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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